Property And Equipment, Net - Summary of Property And Equipment Consist of The Following (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 521,369	$ 74,553	¥ 528,525
Accumulated depreciation	(457,973)	(65,488)	(448,194)
Accumulated impairment	(32,297)	(4,618)	(33,179)
Total	31,099	4,447	47,152
Machinery And Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	273,051	39,045	272,231
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,572	224	1,572
Furniture And Tools [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	14,189	2,029	14,660
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	44,895	6,420	52,203
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	187,028	26,744	187,225
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 634	$ 91	¥ 634